Schedule of property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Total			¥ 996,210	¥ 939,182
Less: Accumulated depreciation and amortization	[1]		(354,894)	(315,390)
Property, equipment and software, net		$ 91,707	641,316	623,792
Computer and Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Total			326,220	314,619
Building [Member]
Property, Plant and Equipment [Line Items]
Total	[2]		483,817	483,817
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Total			11,258
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total			29,408	29,027
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total			9,625	33,708
Software Development [Member]
Property, Plant and Equipment [Line Items]
Total			¥ 135,882	¥ 78,011

[1]	Depreciation and amortization expenses for the years ended December 31, 2023, 2024 and 2025 was RMB22,515, RMB69,491 and RMB 66,484 respectively.
[2]	The Company purchased the building of the Group’s principle executive offices in Shanghai, the People’s Republic of China in 2024.